Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets, Net	Accounts receivable and contract assets, net is analyzed as follows:
	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	408,961	295,562
Contract assets (See Note 2(q))	659,788	1,071,064
Allowance for doubtful accounts	(15,361)	(15,784)
Accounts receivable and contract assets, net	1,053,388	1,350,842

Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables	The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	29,000	28,025	15,361
Current period provision for (reversal of) expected credit losses	2,095	(1,378)	4,036
Write-offs	(3,070)	(11,286)	(3,613)
Balance at the end of the year	28,025	15,361	15,784

Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method	Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income	The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of income and comprehensive income:
	2021	2022	2023
	RMB	RMB	RMB
Operating costs	791	822	576
Selling expenses	5,778	5,106	4,368
General and administrative expenses	11,773	13,545	11,248
Depreciation expense	18,342	19,473	16,192

Schedule of Intangible Assets Estimated Useful Lives	The estimated useful lives for the Group’s intangible assets are as follows:
Estimated useful life (Years)
Software	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Brokerage license	20

Schedule of Intial Recognization	As of December 31, 2022 and 2023, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	331,228	—	331,228	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	925,678	—	925,678	—
Investments – equity security recorded within other current assets	96,343	96,343	—	—
Contingent consideration	13,461	—	—	13,461